Segment Information (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Schedule of Geographic Area Information
a.	Geographic Area Information:

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2018 and as of
March 31, 2018:
Sales to unaffiliated customers **	$38,223	$67,226	$549,174	$7,290	$661,913
Long-lived assets ***	$114,145	$56,629	$37,246	$—	$208,020
Year ended March 31, 2017 and as of
March 31, 2017:
Sales to unaffiliated customers **	$29,200	$57,621	$785,319	$7,247	$879,387
Long-lived assets ***	$101,111	$55,154	$36,940	$—	$193,205
Year ended March 31, 2016 and as of
March 31, 2016:
Sales to unaffiliated customers **	$22,963	$56,605	$865,224	$5,959	$950,751
Long-lived assets ***	$92,284	$49,936	$32,771	$—	$174,991

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2018, 2017 and 2016, were as follows:

	Year ended March 31,
Category	2018	2017	2016
Dermatological and topical	65%	64%	66%
Neuropsychiatric	17%	18%	20%
Cardiovascular	6%	6%	8%
Anti-inflammatory	4%	8%	3%
Other	8%	4%	3%
Total	100%	100%	100%